Market Risk Benefits - Schedule of market risk benefits (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Market Risk Benefit [Line Items]
Asset	$ 830	$ 796	$ 666	$ 610
Liability	5,144	4,736	6,081	7,499
Net	4,314	3,940	5,415	6,889
Individual Retirement
Market Risk Benefit [Line Items]
Asset	685	661	524	472
Liability	4,680	4,305	5,494	6,779
Net	3,995	3,644	4,970	6,307
Group Retirement
Market Risk Benefit [Line Items]
Asset	145	135	142	138
Liability	464	431	587	720
Net	$ 319	$ 296	$ 445	$ 582